NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED JULY 27, 2022

TO THE PROSPECTUS DATED DECEMBER 1, 2021

The liquidation of Nuveen Emerging Markets Equity Fund is complete. All references to Nuveen Emerging Markets Equity Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-EMEP-0722P

NUVEEN EMERGING MARKETS EQUITY FUND

SUPPLEMENT DATED JULY 27, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 1, 2021

The liquidation of Nuveen Emerging Markets Equity Fund is complete. All references to Nuveen Emerging Markets Equity Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-EMESAI-0722P